UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2007

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management, LLC
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            August 14, 2007
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 15


Form 13F Information Table Value Total: $649,389 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP	               COM              00130H105    10273   469522 SH       SOLE                   469522
ALTRIA GROUP INC               COM              02209S103    22808   325175 SH       SOLE                   325175
CLEARWIRE CORP	               COM              185385309    31215  1277736 SH       SOLE                  1277736
DELTA AIRLINES	               COM              247361702    14010   711199 SH       SOLE                   711199
EL PASO CORP	               COM              28336L109    10596   615000 SH       SOLE                   615000
ICO GLOBAL COMMUNICATIONS      COM              44930K108      354    87610 SH       SOLE                    87610
LEVEL 3 COMMUNICATIONS         COM              52729N100    17347  2965440 SH       SOLE                  2965440
QWEST COMMUNICATIONS           COM              749121109     8197   845000 SH       SOLE                   845000
SOUTHERN UNION CORP            COM              844030106     5866   180000 SH       SOLE                   180000
WILLIAMS COS                   COM              969457100    27984   884997 SH       SOLE                   884997
ISHARES INC AUG 82	       PUT              464286953   149328  1800000 SH  PUT  SOLE                  1800000
ISHARES INC AUG 83	       PUT              464286953    24888   300000 SH  PUT  SOLE                   300000
ISHARES INC July 82	       PUT              464286953    33184   400000 SH  PUT  SOLE                   400000
SPDR TR AUG 150		       PUT              78462F953   218124  1450000 SH  PUT  SOLE                  1450000
SPDR TR JULY 150	       PUT              78462F953    75215   500000 SH  PUT  SOLE                   500000